Cover	Aug. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2021
Entity File Number	001-37495
Entity Registrant Name	iMedia Brands, Inc.
Entity Central Index Key	0000870826
Entity Tax Identification Number	41-1673770
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	6740 Shady Oak Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344-3433
City Area Code	952
Local Phone Number	943-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	IMBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false